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                         AIM SPECIAL OPPORTUNITIES FUNDS

                        AIM SMALL CAP OPPORTUNITIES FUND

                       Supplement dated December 29, 1998
                     to the Prospectus dated October 7, 1998


Effective December 30, 1998, Class C shares of AIM Small Cap Opportunities Fund are available for purchase.